TOUCHSTONE
                          INVESTMENTS






February 2, 2006


Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, DC 20549

Re:  Touchstone Investment Trust
     File No. 2-52242

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Touchstone Investment Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 91) has been filed electronically.

Very truly yours,

/s/ Betsy Santen

Betsy Santen
Assistant Secretary




       303 Broadway o Suite 1100 o Cincinnati, OH 45202-4133
PH:513.362.8000 o800.638.8194 o FAX:513.362.8320 o www.touchstoneivnestments.com
           Touchstone Securities, Inc. o Member NASD and SIPC
            A Member of Western & Southern Financial Group